COLT 2022-1 ABS-15G

Exhibit 99.14

Seller	Loan ID	Dummy ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
XXXX	XXXX	4350094282	Closed	2021-08-25 21:21	2021-08-30 15:52	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Received confirmation from lender on other borrowers loan for how income was calculated, this finding is resolved, entered information into the comments section in employment/income tab. - Due Diligence Vendor-08/30/2021

Ready for Review-Document Uploaded. UW used org stated income from initial 1003 - Seller-08/25/2021

Open-Deposit summary's furnished don't add up to total monthly income of $37,981 on 1008. Finding created. Shortfall of $9,437.92 in monthly income. - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. UW used org stated income from initial 1003 - Seller-08/25/2021	Resolved-Received confirmation from lender on other borrowers loan for how income was calculated, this finding is resolved, entered information into the comments section in employment/income tab. - Due Diligence Vendor-08/30/2021

														UW cert XXXX.pdf			CA	Primary Residence	Purchase	NA
XXXX	XXXX	4350094285	Closed	2021-08-28 16:45	2021-08-30 15:50	Resolved	1 - Information	Credit	Doc Issue	Transmittal (1008) is Missing	Resolved-1008 is correct, resolved the finding - Due Diligence Vendor-08/30/2021

Ready for Review-Document Uploaded. This is how our system prints out the 1008.  The 1st document is what is in our system that supports the payment for the primary res and payment for the subject property. The total of other payments = the total on the 1008 $16290.03 - Seller-08/28/2021

Counter-1008 states "Proposed Monthly Payment for the Property" not Payment for Primary Residence.   Please provide corrected 1008.  - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/25/2021

Open-Proposed monthly payment for property on 1008 is incorrect causing issue on diligence final look screen. - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. This is how our system prints out the 1008. The 1st document is what is in our system that supports the payment for the primary res and payment for the subject property. The total of other payments = the total on the 1008 $16290.03 - Seller-08/28/2021

 Ready for Review-Document Uploaded.  - Seller-08/25/2021

													Resolved-1008 is correct, resolved the finding - Due Diligence Vendor-08/30/2021	UW Cert XXXX 024.pdf 1008 XXXX.pdf explanation.pdf			CA	Investment	Purchase	NA
XXXX	XXXX	4350094285	Closed	2021-08-25 21:43	2021-08-27 19:29	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Per GL, Income used was lower of initial 1003 or UW calculations. Initial 1003 value was used $37890.57 or 37981 on 1008. Finding resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/25/2021

											Open-Deposit summary's furnished don't add up to total monthly income of $37,981 on 1008. Finding created. Income shortage of $9,437.92 per month. - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. - Seller-08/25/2021	Resolved-Per GL, Income used was lower of initial 1003 or UW calculations. Initial 1003 value was used $37890.57 or 37981 on 1008. Finding resolved. - Due Diligence Vendor-08/27/2021	UW Cert XXXX 024 income.pdf			CA	Investment	Purchase	NA
XXXX	XXXX	4350094294	Closed	2021-08-25 22:19	2021-08-27 17:43	Resolved	1 - Information	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Tax uploaded/resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/25/2021

											Open-NEED TAX CERTIFICATE. YEAR 2020 TAX COLLECTOR ANNUAL BILL PAGE 186 USED FOR TAX CALCULATION - Due Diligence Vendor-08/18/2021	Ready for Review-Document Uploaded. - Seller-08/25/2021	Resolved-Tax uploaded/resolved. - Due Diligence Vendor-08/27/2021	XXXX-County-Real-Estate-XXXX-2020-Annual-bill.pdf			FL	Primary Residence	Refinance	Cash Out - Debt Consolidation
XXXX	XXXX	4350094283	Closed	2021-08-25 22:38	2021-08-27 17:38	Resolved	1 - Information	Credit	Eligibility	DTI (Back) Ratio does not meet eligibility requirement(s)	Resolved-Oaktree utilizes 1.25% of the purchase price for property taxes in CA - Due Diligence Vendor-08/27/2021

Ready for Review-Oaktree utilizes 1.25% of the purchase price for property taxes in CA - Seller-08/25/2021

Open-TAX PAYMENT ON 1008 $1421.76 MONTHLY PAGE4 TAX ON TITLE $XXXX PAGE 181 ON TITLE = $4265.28 WHICH INCREASED OVER 50% MAX ALLOWED.

Please provide accurate property tax values
											- Due Diligence Vendor-08/19/2021	Ready for Review-Oaktree utilizes 1.25% of the purchase price for property taxes in CA - Seller-08/25/2021	Resolved-XXXX utilizes 1.25% of the purchase price for property taxes in CA - Due Diligence Vendor-08/27/2021				CA	Primary Residence	Purchase	NA
XXXX	XXXX	4350094283	Closed	2021-08-25 22:45	2021-08-27 17:37	Resolved	1 - Information	Credit	Credit	Assets not properly documented/insufficient	Resolved-Account is new and will not have a 2nd statement - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded. Borr just opened acct - Seller-08/25/2021

											Open-MISSING 2ND STATEMENT XXXX ACCT # ENDING XXXX PAGE 169 - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. Borr just opened acct - Seller-08/25/2021	Resolved-Account is new and will not have a 2nd statement - Due Diligence Vendor-08/27/2021	loe XXXX.pdf XXXX.pdf			CA	Primary Residence	Purchase	NA
XXXX	XXXX	4350094292	Closed	2021-08-26 18:14	2021-08-27 17:08	Resolved	1 - Information	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Revised 1003 uploaded. Resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/26/2021

Open-Missing employment information start date and how long in line of work. pages 117 and 344
											- Due Diligence Vendor-08/20/2021	Ready for Review-Document Uploaded. - Seller-08/26/2021	Resolved-Revised 1003 uploaded. Resolved. - Due Diligence Vendor-08/27/2021	Final 1003 XXXX.pdf initial 1003 XXXX.pdf			CA	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	4350094295	Closed	2021-12-29 21:05	2021-12-29 21:09	Resolved	1 - Information	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Resolved - Due Diligence Vendor-12/29/2021

											Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-12/29/2021		Resolved-Resolved - Due Diligence Vendor-12/29/2021				CA	Primary Residence	Refinance	Limited Cash Out - >2% of Loan Amount or $2000
XXXX	XXXX	4350094279	Closed	2021-08-26 15:28	2021-08-27 17:12	Resolved	1 - Information	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Drive completed OFAC checks/uploaded. Resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/26/2021

											Open-OFAC search on Fraud report does not show the Appraiser - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. - Seller-08/26/2021	Resolved-Drive completed OFAC checks/uploaded. Resolved. - Due Diligence Vendor-08/27/2021	XXXX.pdf			CA	Primary Residence	Purchase	NA
XXXX	XXXX	4350094296	Closed	2021-08-26 14:31	2021-08-27 17:32	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Corrected 1008 uploaded. Resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/26/2021

											Open-Back end DTI is not matching what is on the final 1008. Back end DTI is still within guidelines at 44.71 percent. Just need to see an updated 1008 with the correct ratio's. - Due Diligence Vendor-08/18/2021	Ready for Review-Document Uploaded. - Seller-08/26/2021	Resolved-Corrected 1008 uploaded. Resolved. - Due Diligence Vendor-08/27/2021	LOPrint(28).pdf			CA	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	4350094298	Closed	2021-08-26 15:23	2021-08-27 17:26	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-3 Amex accounts deleted per comments. Resolved. - Due Diligence Vendor-08/27/2021

Ready for Review-Document Uploaded.  - Seller-08/26/2021

											Open-Front end and back end DTI's are still within the guidelines. However the final 1008 in the closing documents, has the back end DTI at 40.195. I have the back end ratio at 45. Excluded the revolving debt that was paid at closing as well as the first and second mortgage that was paid at closing. Taxes and insurance is in line as well. Need to see if there is an updated 1008 with the correct DTI's or if there is something that is to be excluded from the revolving debts that was not placed on the final 1003. - Due Diligence Vendor-08/19/2021	Ready for Review-Document Uploaded. - Seller-08/26/2021	Resolved-3 XXXX accounts deleted per comments. Resolved. - Due Diligence Vendor-08/27/2021	credit supplement.pdf UW cert Urbas.pdf			CO	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	4350094297	Closed	2021-08-30 13:22	2021-08-30 14:09	Resolved	1 - Information	Property	Missing Doc	Missing Appraisal	Resolved-Got it! Finding resolved. CDA uploaded/entered. - Due Diligence Vendor-08/30/2021

Ready for Review-Document Uploaded.  - Seller-08/30/2021

Counter-Document uploaded is unreadable. Please upload CDA. - Due Diligence Vendor-08/30/2021

Ready for Review-Document Uploaded.  - Seller-08/28/2021

											Open-Desk top analysis that is loaded is not for this property. It is for property in XXXX, FL Page 213. CR - Due Diligence Vendor-08/18/2021	Ready for Review-Document Uploaded. - Seller-08/30/2021 Ready for Review-Document Uploaded. - Seller-08/28/2021	Resolved-Got it! Finding resolved. CDA uploaded/entered. - Due Diligence Vendor-08/30/2021	CDA XXXX.pdf APPRAISAL & REVIEW APPRAISALS(13).pdf APPRAISAL & REVIEW APPRAISALS(14).pdf			UT	Primary Residence	Refinance	Cash Out - Other